Other Current Assets (Tables)	6 Months Ended
Jun. 30, 2025
Other Current Assets [Abstract]
Schedule of Other Current Assets

Other current assets consist of the following:

	As of December 31, 2024	As of June 30, 2025
		(Unaudited)
	RMB	RMB
Value-added tax recoverable	50,830,552	47,115,730
Deposits	2,202,904	2,497,874
Others	2,824,977	2,508,823
Total	55,858,433	52,122,427